Description of the Plan - Additional Information (Details) - EBP 010	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
EBP, Description of Plan [Line Items]
Employee benefit plan, automatic participant contribution percentage	4.00%
Employee benefit plan, participant contribution	$ 23,500,000
Employee benefit plan, catch up contribution	$ 7,500,000
Employee benefit plan, employer contribution of eligible pay, matching percentage	4.00%
Employee benefit plan, eligible participants for every contribution per share | $ / shares	$ 1
Employee benefit plan, employer contribution matching per share | $ / shares	$ 1
Employee benefit plan, note receivable from participant, account balance	50.00%
Employee benefit plan, note receivable from participant, account balance amount	$ 50,000,000
Employee benefit plan, Loan interest increase percentage	1.00%
Employee benefit plan, note receivable from participant, account distributed	$ 1,000,000
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution percentage	1.00%
Employee benefit plan, interest rate	3.25%
Employee benefit plan, note receivable from participant, account distributed and rollover to individual retirement account	$ 1,000,000
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution percentage	65.00%
Employee benefit plan, interest rate	10.50%
Employee benefit plan, notes receivable from participants loan term	5 years
Employee benefit plan, note receivable from participant, account distributed and rollover to individual retirement account	$ 7,000,000